COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	3.8%
BANKING	1.6%
Citigroup, Inc., 6.25%, Series II(a)			138,661	$3,544,175
Comerica, Inc., 6.875% to 10/1/30, Series B(a)(b)			332,055	8,550,416
M&T Bank Corp., 6.35%, Series K(a)			178,000	4,526,540
Morgan Stanley, 6.625%, Series Q(a)			280,908	7,365,408
Morgan Stanley, 6.875%, Series F(a)			190,161	4,801,565
Morgan Stanley, 7.125%, Series E(a)			84,773	2,165,103

				30,953,207

FINANCIAL SERVICES	0.5%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)			267,083	7,040,308
KKR & Co., Inc., 6.875%, due 6/1/65, Series T			117,491	3,011,294

				10,051,602

INSURANCE	0.7%
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(a)			50,144	1,237,053
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)			954	23,640
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)			120,185	3,107,984
Lincoln National Corp., 9.00%, Series D(a)			183,245	4,912,798
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(b)			130,000	3,252,600

				12,534,075

UTILITIES	1.0%
Algonquin Power & Utilities Corp., 8.532% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			586,737	15,173,019
Xcel Energy, Inc., 6.25%, due 10/15/85			112,849	2,809,940

				17,982,959

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$70,239,600)				71,521,843

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	85.1%
BANKING	47.0%
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	6,000,000	7,729,321
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			2,900,000	3,253,150
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(d)(e)		EUR	2,800,000	3,464,362
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR	6,000,000	7,555,928
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR	1,000,000	1,190,799
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a)(b)(d)			8,800,000	8,771,291
Banco Santander SA, 6.00% to 1/2/31 (Spain)(a)(b)(d)(e)		EUR	3,000,000	3,718,293
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)			5,800,000	6,441,416
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)			3,590,000	3,656,346
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)			11,729,000	11,768,128
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)			18,618,000	19,356,129
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(b)			5,000,000	5,152,160
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)			9,800,000	10,426,975
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)			6,000,000	6,289,536

	Principal Amount*			Value
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		4,000,000		$4,285,916
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		11,541,000		12,227,170
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		2,600,000		2,803,333
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		1,450,000		1,550,911
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)	GBP	8,600,000		12,782,734
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP	9,000,000		13,020,180
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		13,800,000		15,701,750
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		18,400,000		19,553,551
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		14,100,000		15,405,674
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		15,450,000		16,552,960
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		7,300,000		7,801,072
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(b)		14,900,000		14,946,915
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		5,200,000		5,406,071
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)		22,452,000		22,372,848
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		5,771,000		5,417,759
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		4,018,000		4,013,191
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(b)		3,000,000		3,019,254
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)		14,195,000		14,459,368
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)		18,203,000		18,607,948
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		19,535,000		20,134,490
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)		2,000,000		2,072,075
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		21,855,000		22,927,534
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		11,300,000		11,394,875
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		9,540,000		9,622,931
CoBank ACB, 7.125% to 1/1/30, Series M(a)(b)		2,500,000		2,587,580
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		4,800,000		5,077,397
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	5,000,000		7,391,172
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR	5,000,000		6,397,278
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)		5,710,000		1,427,500
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	6,000,000		7,840,927
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR	3,200,000		4,020,801
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	2,800,000		3,637,738
Eurobank SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR	3,800,000		4,745,380
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(a)(b)		4,500,000		4,684,770
First Horizon Bank, 4.761% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(c)(f)		2,100	†	1,554,000
First Maryland Capital II, 4.965% (3 Month USD Term SOFR + 1.112%), due 2/1/27(c)		5,000,000		4,961,392
Goldman Sachs Group, Inc., 7.379% to 2/10/26, Series Q(a)(b)		4,129,000		4,132,146
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)		24,170,000		25,585,460
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		4,964,000		5,243,031
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		6,800,000		6,893,908
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		2,000,000		2,046,680
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		5,600,000		5,788,614
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(d)		23,000,000		23,988,862
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		5,500,000		5,790,983
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)		6,030,000		6,033,020
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)		5,850,000		5,888,548
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)		9,400,000		9,838,745
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		11,400,000		12,392,725
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		15,832,000		16,732,097
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)		3,200,000		3,253,475

		Principal Amount*		Value
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)			2,600,000	$2,725,190
KeyCorp Capital I, 4.662% (3 Month USD Term SOFR + 1.002%), due 7/1/28(c)			12,865,000	12,676,391
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)		EUR	2,200,000	2,759,426
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)		GBP	4,000,000	5,750,903
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)			6,470,000	7,027,611
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)		GBP	2,800,000	4,037,423
M&T Bank Corp., 5.40% to 7/30/30, due 7/30/35(b)			8,180,000	8,267,084
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)		GBP	2,200,000	3,173,756
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)		GBP	3,600,000	5,278,619
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(d)		GBP	4,600,000	6,291,151
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)			8,800,000	8,823,329
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)		EUR	3,800,000	4,725,410
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)			6,500,000	6,545,650
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)			4,000,000	4,064,300
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)			6,292,000	6,503,826
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)			18,355,000	18,989,955
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)			9,900,000	10,083,902
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)			10,500,000	11,209,506
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)			6,550,000	6,999,454
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)			6,400,000	7,126,221
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)			8,916,000	9,253,408
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)			7,449,000	7,808,414
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)			12,600,000	13,645,800
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)			16,600,000	16,880,839
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)			5,000,000	5,237,516
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)			20,200,000	21,174,125
Truist Financial Corp., 4.635% (3 Month USD Term SOFR + 0.912%), due 3/15/28(c)			12,218,000	11,979,187
Truist Financial Corp., 4.783% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(c)			4,150,000	4,119,652
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)			30,565,000	30,633,191
UBS Group AG, 6.625% to 1/8/31, Series .14A (Switzerland)(a)(b)(d)(f)			18,900,000	19,010,523
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)			7,900,000	8,072,441
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)			1,600,000	1,721,354
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)			17,000,000	18,569,635
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			12,073,000	12,065,779
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			10,860,000	11,572,351

				897,591,895

CONSUMER DISCRETIONARY PRODUCTS	0.5%
Volkswagen International Finance NV, 5.493% to 11/15/30 (Germany)(a)(b)(e)		EUR	4,900,000	6,090,173
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR	3,600,000	4,670,107

				10,760,280

ENERGY	0.7%
OMV AG, 4.37% to 10/1/30 (Austria)(a)(b)(e)		EUR	3,700,000	4,443,340
Repsol Europe Finance SARL, 4.50% to 3/26/31 (Spain)(a)(b)(e)		EUR	5,000,000	6,055,734
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)			2,620,000	2,700,277

				13,199,351

FINANCIAL SERVICES	2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			2,490,000	2,607,664
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			5,428,000	5,397,875
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			5,000,000	4,795,672

		Principal Amount*		Value
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(b)			4,870,000	$5,109,604
ILFC E-Capital Trust I, 6.35% (30 Year CMT + 1.55%), due 12/21/65(c)(f)			3,000,000	2,584,502
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)			16,500,000	17,154,043

				37,649,360

HEALTH CARE	0.7%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			12,514,000	13,103,297

INSURANCE	8.3%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(d)(f)			5,400,000	5,623,987
Allstate Corp., 7.051% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)			4,429,000	4,444,785
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)			2,610,000	2,637,783
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(e)			14,473,000	14,627,877
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(b)(e)			5,300,000	5,329,718
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(d)(e)		EUR	7,000,000	8,393,396
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR	6,900,000	8,551,799
Cloverie PLC for Zurich Insurance Co. Ltd., 5.625% to 6/24/26, due 6/24/46 (Switzerland)(b)(e)			4,050,000	4,067,410
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			20,621,000	21,185,948
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)			4,080,000	4,241,907
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26 (Japan)(a)(b)(f)			4,650,000	4,639,226
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			4,890,000	4,863,281
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(b)(f)			5,470,000	5,516,577
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			2,701,000	2,793,966
Hartford Insurance Group, Inc., 6.238% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)			14,781,000	14,103,720
Lincoln National Corp., 5.969% (3 Month USD Term SOFR + 2.302%), due 4/20/67(c)			1,070,000	866,167
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)			1,775,000	1,907,271
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48 (Japan)(b)(f)			8,200,000	8,330,815
MetLife, Inc., 6.40%, due 12/15/36			2,030,000	2,131,064
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(b)			4,280,000	4,341,444
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(e)			12,950,000	13,205,676
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)			4,100,000	4,056,205
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)			9,540,000	9,161,852
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)			2,801,000	2,965,746

				157,987,620

MATERIALS	0.1%
FMC Corp., 8.45% to 8/1/30(b)			2,575,000	2,067,220

PIPELINES	7.3%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)			5,950,000	5,991,733
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)			11,374,000	11,567,631
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			7,893,000	8,133,719
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			22,608,000	24,234,578
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			5,125,000	5,197,837
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			4,203,000	4,353,501
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)			10,389,000	11,107,721
Enterprise Products Operating LLC, 6.832% (3 Month USD Term SOFR + 3.039%), due 6/1/67(c)			1,500,000	1,491,109
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)			20,955,000	20,880,962
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)			14,010,000	14,614,504
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			24,125,000	24,196,169
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			8,391,000	7,386,960

				139,156,424

		Principal Amount*		Value
REAL ESTATE	0.9%
Unibail-Rodamco-Westfield SE, 4.75% to 6/11/31 (France)(a)(b)(e)		EUR	6,500,000	$7,885,774
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR	8,600,000	10,512,703

				18,398,477

TELECOMMUNICATIONS	4.2%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)			12,775,000	13,244,136
Rogers Communications, Inc., 5.25% to 3/15/27, due 3/15/82 (Canada)(b)(f)			8,010,000	8,005,989
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)			3,465,000	3,595,707
SoftBank Group Corp., 7.625% to 1/29/31, due 4/29/61 (Japan)(b)(e)			8,475,000	7,890,959
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(b)			13,900,000	14,048,660
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)			13,570,000	13,884,892
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(b)			3,620,000	3,637,354
Verizon Communications, Inc., 5.742% to 3/17/31, due 6/15/56(b)		GBP	7,900,000	10,911,311
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)			5,000,000	5,275,230

				80,494,238

UTILITIES	13.4%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)			3,738,000	3,657,079
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)			2,232,000	2,264,507
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			17,516,000	17,399,893
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(b)			7,960,000	7,904,732
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(b)			26,200,000	26,210,847
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)			8,944,000	9,370,378
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83 (Australia)(b)(e)		EUR	2,300,000	2,974,483
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)			5,260,000	5,517,893
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)			3,632,000	3,352,887
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			18,645,000	18,520,946
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)			18,035,000	18,236,782
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)			15,332,000	15,973,214
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)			21,165,000	21,319,632
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)		EUR	1,400,000	1,768,706
Entergy Corp., 5.875% to 3/15/31, due 6/15/56(b)			8,000,000	8,010,668
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)			6,232,000	6,528,132
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)			5,373,000	5,654,556
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)			13,009,000	13,394,131
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)			7,970,000	8,235,337
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)			4,850,000	5,010,603
NiSource, Inc., 5.75% to 4/15/31, due 7/15/56(b)			4,490,000	4,516,844
Sempra, 4.125% to 1/1/27, due 4/1/52(b)			13,894,000	13,774,616
Sempra, 6.375% to 1/1/31, due 4/1/56(b)			6,010,000	6,151,271
Sempra, 6.875% to 7/1/29, due 10/1/54(b)			13,076,000	13,410,811
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(b)			12,710,000	12,671,342
WEC Energy Group, Inc., 5.625% to 2/15/31, due 5/15/56(b)			4,475,000	4,500,496

				256,330,786

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,580,004,482)				1,626,738,948

CORPORATE BONDS	9.6%
CONSUMER STAPLE PRODUCTS	0.3%
Mars, Inc., 4.60%, due 3/1/28(f)			5,640,000	5,716,114

		Principal Amount*	Value
HEALTH CARE	0.6%
AbbVie, Inc., 4.65%, due 3/15/28		3,990,000	$4,057,536
Eli Lilly & Co., 4.00%, due 10/15/28		6,800,000	6,852,118

			10,909,654

OIL & GAS	0.2%
Repsol E&P Capital Markets U.S. LLC, 5.204%, due 9/16/30 (Spain)(f)		3,950,000	4,011,969

PIPELINES	0.6%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)		7,130,000	7,208,321
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)		4,000,000	4,062,395

			11,270,716

REAL ESTATE	6.0%
American Homes 4 Rent LP, 4.25%, due 2/15/28		13,144,000	13,152,041
American Homes 4 Rent LP, 4.95%, due 6/15/30		1,500,000	1,519,806
American Tower Corp., 4.90%, due 3/15/30		5,000,000	5,109,531
American Tower Corp., 5.80%, due 11/15/28		4,850,000	5,066,045
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		2,000,000	2,000,325
Crown Castle, Inc., 4.80%, due 9/1/28		2,000,000	2,030,840
Crown Castle, Inc., 5.00%, due 1/11/28		3,000,000	3,047,626
Crown Castle, Inc., 5.60%, due 6/1/29		4,125,000	4,285,105
Equinix, Inc., 1.55%, due 3/15/28		3,000,000	2,855,545
ERP Operating LP, 3.25%, due 8/1/27		1,090,000	1,080,922
Federal Realty OP LP, 3.25%, due 7/15/27		7,026,000	6,952,792
Global Net Lease, Inc., 4.50%, due 9/30/28(f)		3,395,000	3,327,170
Hudson Pacific Properties LP, 3.25%, due 1/15/30		5,640,000	4,789,449
Hudson Pacific Properties LP, 4.65%, due 4/1/29		1,250,000	1,146,772
Hudson Pacific Properties LP, 5.95%, due 2/15/28		2,975,000	2,928,200
Lineage OP LP, 5.25%, due 7/15/30(f)		4,400,000	4,439,121
Newmark Group, Inc., 7.50%, due 1/12/29		3,050,000	3,247,533
Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 4/1/29(f)		5,000,000	5,149,651
Realty Income Corp., 4.75%, due 2/15/29		4,000,000	4,076,651
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	7,002,684
Tanger Properties LP, 3.875%, due 7/15/27		4,825,000	4,804,895
UDR, Inc., 3.50%, due 7/1/27		2,085,000	2,072,574
UDR, Inc., 3.50%, due 1/15/28		1,411,000	1,398,548
VICI Properties LP, 4.75%, due 4/1/28		3,395,000	3,430,644
VICI Properties LP/VICI Note Co., Inc., 4.125%, due 8/15/30(f)		5,467,000	5,307,601
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(f)		2,650,000	2,649,381
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(f)		7,000,000	7,075,386
Welltower OP LLC, 4.25%, due 4/1/26		5,000,000	4,998,989
Welltower OP LLC, 4.25%, due 4/15/28		1,000,000	1,007,434

			115,953,261

UTILITIES	1.9%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		12,485,000	12,542,117
Dominion Energy, Inc., 4.60%, due 5/15/28		2,485,000	2,517,155
DTE Energy Co., 4.95%, due 7/1/27		5,000,000	5,063,963
Enel Finance International NV, 4.625%, due 6/15/27 (Italy)(f)		12,000,000	12,081,285

		Principal Amount*	Value
Southern Co., 5.113%, due 8/1/27		3,900,000	$3,962,403

			36,166,923

TOTAL CORPORATE BONDS (Identified cost—$181,448,487)			184,028,637

		Shares
SHORT-TERM INVESTMENTS	0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.64%(i)		5,960,966	5,960,966
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(i)		53,273	53,273

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,014,239)			6,014,239

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,837,706,808)	98.8%		1,888,303,667
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		22,444,893

NET ASSETS	100.0%		$1,910,748,560

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/Receive	Fixed Payment Frequency	Floating Rate		Floating Rate Pay/Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
EUR 26,600,000	2.388%	Pay	Annually	2.170	%(j)	Receive	Semi-Annually	12/16/30	$168,145	$—	$168,145
14,000,000	2.547%	Pay	Annually	2.143	%(j)	Receive	Semi-Annually	1/20/31	(26,185)	—	(26,185)
11,700,000	2.548%	Pay	Annually	2.127	%(j)	Receive	Semi-Annually	11/1/32	82,639	—	82,639
$ 32,000,000	3.227%	Receive	Annually	3.680	%(k)	Pay	Annually	12/16/30	(440,040)	—	(440,040)
16,300,000	3.541%	Receive	Annually	3.680	%(k)	Pay	Annually	1/21/31	9,819	—	9,819
13,600,000	3.497%	Receive	Annually	3.680	%(k)	Pay	Annually	11/1/32	(142,101)	—	(142,101)

									$(347,723)	$—	$(347,723)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	101,386,140	USD	119,060,786	2/23/26	$(1,230,538)
Brown Brothers Harriman	GBP	49,796,416	USD	66,963,233	2/23/26	(1,174,173)

						$(2,404,711)

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded:
Banking	$27,409,032	$3,544,175	$—	$30,953,207
Other Industries	40,568,636	—	—	40,568,636
Preferred Securities—Over-the-Counter	—	1,626,738,948	—	1,626,738,948
Corporate Bonds	—	184,028,637	—	184,028,637
Short-Term Investments	—	6,014,239	—	6,014,239

Total Investments in Securities	$67,977,668	$1,820,325,999	$—	$1,888,303,667

Interest Rate Swap Contracts	$—	$260,603	$—	$260,603

Total Derivative Assets	$—	$260,603	$—	$260,603

Forward Foreign Currency Exchange Contracts	$—	$(2,404,711)	$—	$(2,404,711)
Interest Rate Swap Contracts	—	(608,326)	—	(608,326)

Total Derivative Liabilities	$—	$(3,013,037)	$—	$(3,013,037)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at January 31, 2026.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $454,528,542 or 23.8% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $245,859,972 which represents 12.9% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $274,516,671 which represents 14.4% of the net assets of the Fund, of which 0.2% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	Based on 6-Month EURIBOR. Represents rates in effect at January 31, 2026.
(k)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at January 31, 2026.

Country Summary	% of Net Assets
United States	50.0
Canada	18.0
France	7.4
United Kingdom	7.3
Switzerland	3.8
Japan	2.7
Spain	2.1
Germany	1.7
Netherlands	1.5
Italy	0.9
Sweden	0.7
Austria	0.6
Ireland	0.5
Greece	0.5
Finland	0.5
Other (includes short-term investments)	1.8

100.0

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Over-the-counter (OTC) total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of January 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund may enter into interest rate swap contracts to manage interest rate risk. An interest rate swap involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At January 31, 2026, the Fund did not have any total return swap contracts outstanding.